Financial information by segment (Tables)	3 Months Ended
Mar. 31, 2023
Financial information by segment [Abstract]
Revenues and Adjusted EBITDA, assets and liabilities by operating segments and business sectors
a)	The following tables show Revenue and Adjusted EBITDA by operating segments and business sectors for the three-month periods ended March 31, 2023 and 2022:

	Revenue		Adjusted EBITDA
	For the three-month period ended March 31,		For the three-month period ended March 31,
	($ in thousands)
Geography	2023	2022	2023	2022
North America	72,840	74,304	51,969	58,266
South America	43,720	38,528	33,788	29,129
EMEA	125,949	134,620	88,447	86,231
Total	242,509	247,452	174,204	173,626

	Revenue		Adjusted EBITDA
	For the three-month period ended March 31,		For the three-month period ended March 31,
	($ in thousands)
Business sectors	2023	2022	2023	2022
Renewable energy	172,601	182,101	119,122	122,223
Efficient natural gas & heat	27,403	25,327	22,610	21,699
Transmission lines	28,831	26,620	23,470	20,523
Water	13,674	13,404	9,002	9,181
Total	242,509	247,452	174,204	173,626

The reconciliation of segment Adjusted EBITDA with the loss attributable to the Company is as follows:

	For the three-month period ended March 31, ($ in thousands)
	2023	2022
Loss attributable to the Company	(10,990)	(12,042)
Profit attributable to non-controlling interests	5,017	2,200
Income tax	(9,656)	(3,906)
Financial expense, net	80,434	80,467
Depreciation, amortization, and impairment charges	103,790	100,925
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica’s equity ownership)	5,609	5,982
Total segment Adjusted EBITDA	174,204	173,626

Assets and liabilities by geography
b)	The assets and liabilities by operating segments and business sector as of March 31, 2023 and December 31, 2022 are as follows:

Assets and liabilities by geography as of March 31, 2023:

	North America	South America	EMEA	Balance as of March 31, 2023
	($ in thousands)
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,138,564	1,226,461	3,067,671	7,432,696
Investments carried under the equity method	202,969	8,236	47,059	258,264
Other current financial assets	106,038	31,233	49,483	186,754
Cash and cash equivalents (project companies)	159,132	96,217	237,712	493,061
Subtotal allocated	3,606,703	1,362,147	3,401,925	8,370,775
Unallocated assets
Other non-current assets				321,855
Other current assets (including cash and cash equivalents at holding company level)				413,053
Subtotal unallocated				734,908
Total assets				9,105,683

	North America	South America	EMEA	Balance as of March 31, 2023
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	1,714,357	843,014	2,039,252	4,596,623
Grants and other liabilities	980,663	30,272	235,498	1,246,433
Subtotal allocated	2,695,020	873,286	2,274,750	5,843,056
Unallocated liabilities
Long-term and short-term corporate debt				1,077,360
Other non-current liabilities				310,040
Other current liabilities				165,398
Subtotal unallocated				1,552,798
Total liabilities				7,395,854
Equity unallocated				1,709,829
Total liabilities and equity unallocated				3,262,627
Total liabilities and equity				9,105,683

Assets and liabilities by geography as of December 31, 2022:

	North America	South America	EMEA	Balance as of December 31, 2022
Assets allocated
Contracted concessional, PP&E and other intangible assets	3,167,490	1,241,879	3,073,889	7,483,259
Investments carried under the equity method	210,704	4,450	44,878	260,031
Other current financial assets	118,385	31,136	46,373	195,893
Cash and cash equivalents (project companies)	187,568	85,697	266,557	539,822
Subtotal allocated	3,684,147	1,363,162	3,431,697	8,479,005
Unallocated assets
Other non-current assets				325,893
Other current assets (including cash and cash equivalents at holding company level)				296,013
Subtotal unallocated				621,906
Total assets				9,100,911

	North America	South America	EMEA	Balance as of December 31, 2022
Liabilities allocated
Long-term and short-term project debt	1,713,125	841,906	1,998,021	4,553,052
Grants and other liabilities	994,874	25,031	232,608	1,252,513
Subtotal allocated	2,707,999	866,937	2,230,629	5,805,565
Unallocated liabilities
Long-term and short-term corporate debt				1,017,200
Other non-current liabilities				313,328
Other current liabilities				175,771
Subtotal unallocated				1,506,299
Total liabilities				7,311,864
Equity unallocated				1,789,047
Total liabilities and equity unallocated				3,295,346
Total liabilities and equity				9,100,911

Assets and liabilities by business sector
Assets and liabilities by business sector as of March 31, 2023:

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of March 31, 2023
	($ in thousands)
Assets allocated
Contracted concessional assets, PP&E and other intangible assets	5,995,445	479,715	792,405	165,131	7,432,696
Investments carried under the equity method	199,817	9,563	4,450	44,434	258,264
Other current financial assets	5,120	104,851	30,656	46,127	186,754
Cash and cash equivalents (project companies)	361,982	40,116	67,235	23,728	493,061
Subtotal allocated	6,562,364	634,245	894,746	279,420	8,370,775
Unallocated assets
Other non-current assets					321,855
Other current assets (including cash and cash equivalents at holding company level)					413,053
Subtotal unallocated					734,908
Total assets					9,105,683

	Renewable energy	Efficient natural gas & heat	Transmission lines	Water	Balance as of March 31, 2023
	($ in thousands)
Liabilities allocated
Long-term and short-term project debt	3,495,259	428,079	588,356	84,929	4,596,623
Grants and other liabilities	1,206,035	32,090	5,814	2,494	1,246,433
Subtotal allocated	4,701,294	460,169	594,170	87,423	5,843,056
Unallocated liabilities
Long-term and short-term corporate debt					1,077,360
Other non-current liabilities					310,040
Other current liabilities					165,398
Subtotal unallocated					1,552,798
Total liabilities					7,395,854
Equity unallocated					1,709,829
Total liabilities and equity unallocated					3,262,627
Total liabilities and equity					9,105,683

Assets and liabilities by business sector as of December 31, 2022:

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2022
Assets allocated
Contracted concessional, PP&E and other intangible assets	6,035,091	485,431	800,067	162,670	7,483,259
Investments carried under the equity method	203,420	10,034	4,450	42,128	260,031
Other current financial assets	6,706	116,366	30,582	42,240	195,893
Cash and cash equivalents (project companies)	392,577	73,673	48,073	25,498	539,822
Subtotal allocated	6,637,794	685,504	883,172	272,536	8,479,005
Unallocated assets
Other non-current assets					325,893
Other current assets (including cash and cash equivalents at holding company level)					296,013
Subtotal unallocated					621,906
Total assets					9,100,911

	Renewable energy	Efficient natural gas & Heat	Transmission lines	Water	Balance as of December 31, 2022
Liabilities allocated
Long-term and short-term project debt	3,442,625	440,999	582,689	86,739	4,553,052
Grants and other liabilities	1,211,878	32,138	6,040	2,457	1,252,513
Subtotal allocated	4,654,503	473,137	588,729	89,196	5,805,565
Unallocated liabilities
Long-term and short-term corporate debt					1,017,200
Other non-current liabilities					313,328
Other current liabilities					175,771
Subtotal unallocated					1,506,299
Total liabilities					7,311,864
Equity unallocated					1,789,047
Total liabilities and equity unallocated					3,295,346
Total liabilities and equity					9,100,911

Depreciation, amortization and impairment charges recognized
c)	The amount of depreciation, amortization and impairment charges recognized for the three-month periods ended March 31, 2023 and 2022 are as follows:

	For the three-month period ended March 31,
Depreciation, amortization and impairment by geography	2023	2022
	($ in thousands)
North America	(36,347)	(31,692)
South America	(14,203)	(14,205)
EMEA	(53,240)	(55,028)
Total	(103,790)	(100,925)

	For the three-month period ended March 31,
Depreciation, amortization and impairment by business sectors	2023	2022
	($ in thousands)
Renewable energy	(93,248)	(95,270)
Efficient natural gas & heat	(3,054)	2,144
Transmission lines	(7,223)	(7,407)
Water	(265)	(392)
Total	(103,790)	(100,925)